Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)
Basis of presentation: The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Holdings' consolidated balance sheets, statements of comprehensive (loss)/income, statements of cash flows and statements of changes in equity for the periods presented. The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under United States generally accepted accounting principles (“U.S. GAAP”) for complete financial statements. All such adjustments are deemed to be of a normal recurring nature. These interim financial statements should be read in conjunction with the Company's consolidated financial statements and notes included in Navios Holdings' Annual Report for the year ended December 31, 2016 filed on Form 20-F with the Securities and Exchange Commission (“SEC”).

The Company elected to early adopt the requirements of ASU 2017-01 “Business Combinations” effective beginning the second quarter ending June 30, 2017 and applied this guidance prospectively in the current period presented in the Company's condensed consolidated financial information. The early adoption of this ASU did not have a material effect on the Company's consolidated financial statements.

(b) Principles of consolidation: The accompanying interim condensed consolidated financial statements include the accounts of Navios Holdings, a Marshall Islands corporation, and its majority owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidated statements.
Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill. All subsidiaries included in the consolidated financial statements are 100% owned, except for Navios Logistics, which is 63.8% owned.

Investments in Affiliates: Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method the Company records an investment in the stock of an affiliate at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The Company recognizes gains and losses in earnings for the issuance of shares by its affiliates, provided that the issuance of shares qualifies as a sale of shares. When the Company's share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.
Affiliates included in the financial statements accounted for under the equity method
In the consolidated financial statements of Navios Holdings, the following entities are included as affiliates and are accounted for under the equity method for such periods: (i) Navios Partners and its subsidiaries (ownership interest as of June 30, 2017 was 20.9%, which includes a 2.0% general partner interest), (ii) Navios Acquisition and its subsidiaries (economic interest as of June 30, 2017 was 46.2%), (iii) Acropolis Chartering and Shipping Inc. (“Acropolis”) (economic interest as of June 30, 2017 was 35.0%), (iv) Navios Europe I and its subsidiaries (economic interest as of June 30, 2017 was 47.5%); (v) Navios Europe II and its subsidiaries (economic interest as of June 30, 2017 was 47.5%); and Navios Containers and its subsidiaries (economic interest as of June 30, 2017 was 9.9%).
(c)	Recent Accounting Pronouncements:
In May 2017, the Financial Accounting Standards Board (“FASB”) issued ASU 2017-09, “Compensation—Stock Compensation (Topic 718)”. This update provides clarity and reduces both diversity in practice and cost and complexity when applying the guidance in Topic 718 to a change to the terms or conditions of a share-based payment award. The amendments in this update affect any entity that changes the terms or conditions of a share-based payment award and are effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted, including adoption in any interim period, for public business entities for reporting periods for which financial statements have not yet been issued and all other entities for reporting periods for which financial statements have not yet been made available for issuance. The amendments in this Update should be applied prospectively to an award modified on or after the adoption date. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements.
In March 2017, FASB issued ASU 2017-08, “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20)”. This update amends the amortization period for certain purchased callable debt securities held at a premium and shortens the amortization period for the premium to the earliest call date. The amendments in this update affect all entities that hold investments in callable debt securities that have an amortized cost basis in excess of the amount that is repayable by the issuer at the earliest call date (that is, at a premium). For public business entities, the amendments in this update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. An entity should apply the amendments in this update on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. Additionally, in the period of adoption, an entity should provide disclosures about a change in accounting principle. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements.
In March 2017, FASB issued ASU 2017-07, “Compensation—Retirement Benefits (Topic 715)”. This update improves the presentation of net periodic pension cost and net periodic postretirement benefit cost and includes amendments to the Overview and Background Sections of the FASB Accounting Standards Codification. The amendments in this update apply to all employers that offer to their employees defined benefit pension plans, other postretirement benefit plans, or other types of benefits accounted for under Topic 715. The amendments in this update are effective for public business entities for annual periods beginning after December 15, 2017, including interim periods within those annual periods. Early adoption is permitted as of the beginning of an annual period for which financial statements (interim or annual) have not been issued or made available for issuance. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements.
In February 2017, FASB issued ASU 2017-05, “Other Income—Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20)”. This update clarifies the scope of Subtopic 610-20 “Other Income—Gains and Losses from the Derecognition of Nonfinancial Assets” and provides guidance for partial sales of nonfinancial assets. Subtopic 610-20, which was issued in May 2014 as a part of ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)”, provides guidance for recognizing gains and losses from the transfer of nonfinancial assets in contracts with noncustomers. The amendments in ASU 2017-05 are effective at the same time as the amendments in ASU 2014-09. Therefore, for public entities, the amendments are effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements.
In January 2017, FASB issued ASU 2017-04, “Intangibles-Goodwill and Other (Topic 350)”. This update addresses concern expressed about the cost and complexity of the goodwill impairment test and simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. The amendments in this ASU are required for public business entities and other entities that have goodwill reported in their financial statements and have not elected the private company alternative for the subsequent measurement of goodwill. The amendments are effective for public business entities that are SEC filers for fiscal years beginning after December 15, 2019. Early adoption is permitted for all entities. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements.
In January 2017, FASB issued ASU 2017-03, “Accounting Changes and Error Corrections (Topic 250) and Investments-Equity Method and Joint Ventures (Topic 323)”. The ASU amends the Codification for SEC staff announcements made at recent Emerging Issues Task Force (EITF) meetings. The SEC guidance that specifically relates to our consolidated financial statement was from the September 2016 meeting, where the SEC staff expressed their expectations about the extent of disclosures registrants should make about the effects of the new FASB guidance as well as any amendments issued prior to adoption, on revenue (ASU 2014-09), leases (ASU 2016-02) and credit losses on financial instruments (ASU 2016-13) in accordance with SAB Topic 11.M. Registrants are required to disclose the effect that recently issued accounting standards will have on their financial statements when adopted in a future period. In cases where a registrant cannot reasonably estimate the impact of the adoption, then additional qualitative disclosures should be considered. The ASU incorporates these SEC staff views into ASC 250 and adds references to that guidance in the transition paragraphs of each of the three new standards. The adoption of this ASU did not have a material effect on the Company's consolidated financial statements.
In December 2016, FASB issued ASU 2016-20, “Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers”. The amendments in this ASU affect narrow aspects of the guidance issued in ASU 2014-09, which is not yet effective, and are of a similar nature to the items typically addressed in the Technical Corrections and Improvements project. The effective date and transition requirements for the amendments are the same as the effective date and transition requirements for Topic 606 (and any other Topic amended by Update 2014-09). ASU 2015-14, “Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date”, defers the effective date of Update 2014-09 by one year, as noted below.
In November 2016, FASB issued ASU 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash”. This update addresses the classification and presentation of changes in restricted cash on the statement of cash flows under Topic 230, Statement of Cash Flows. The amendments are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted for all entities. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements.
In August 2016, FASB issued ASU 2016-15, “Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments”. This update addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. The amendments are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted for all entities. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and footnotes disclosures.
In February 2016, FASB issued ASU 2016-02, “Leases (Topic 842)”. ASU 2016-02 will apply to both capital (or finance) leases and operating leases. According to ASU 2016-02, lessees will be required to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with terms of more than 12 months. ASU 2016 - 02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and footnotes disclosures.
In January 2016, FASB issued ASU 2016-01, “Financial Instruments—Overall (Subtopic 825-10) - Recognition and Measurement of Financial Assets and Financial Liabilities”. The amendments in this ASU require an entity (i) to measure equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) at fair value with changes in fair value recognized in net income; (ii) to perform a qualitative assessment to identify impairment in equity investments without readily determinable fair values; (iii) to present separately in other comprehensive income the fair value of a liability resulting from a change in the instrument-specific credit risk; and (iv) to present separately financial assets and financial liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet. The amendments also eliminate the requirement, for public business entities, to disclose the methods and significant assumptions used to estimate the fair value of financial instruments measured at amortized cost on the balance sheet and clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity's other deferred tax assets. For public business entities, ASU 2016-01 is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company is currently assessing the impact that adopting this new standard will have on its consolidated financial statements.
In May 2014, FASB issued ASU 2014-09, “Revenue from Contracts with Customers”, clarifying the method used to determine the timing and requirements for revenue recognition on the statements of income. Under the new standard, an entity must identify the performance obligations in a contract, the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts. The new accounting guidance was originally effective for interim and annual periods beginning after December 15, 2016. In August 2015, the FASB issued ASU 2015-14 which deferred the effective date of ASU 2014-09 for all entities by one year. The standard will be effective for public entities for annual reporting periods beginning after December 15, 2017 and interim periods therein. The Company is considering the business assumptions, processes, systems and controls to fully determine revenue recognition and disclosure under the new standard. The Company's initial assessment may change as the Company continues to review the new guidance.